AST Bond Portfolio 2037 Annual Fund Operating Expenses - AST Bond Portfolio 2037	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
No Share Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%	[1]
Distribution and Service (12b-1) Fees	0.25%	[1]
Other Expenses (as a percentage of Assets):	0.35%	[1],[2]
Acquired Fund Fees and Expenses	0.05%	[1]
Expenses (as a percentage of Assets)	1.12%	[1]
Fee Waiver or Reimbursement	(0.16%)	[1]
Net Expenses (as a percentage of Assets)	0.96%	[1],[3]

[1]	The Portfolio commenced operations on January 2, 2026.
[2]	Other expenses (which include expenses for accounting and valuation services, custodian fees, audit fees, legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated for the current fiscal year. Estimates are based in part on assumed average daily net assets of $50 million for the Portfolio for the fiscal year ending December 31, 2026.
[3]	The Manager has contractually agreed to waive 0.02% of its investment management fee through June 30, 2027. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 0.91% of the Portfolio's average daily net assets through June 30, 2027. Expenses waived or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a stated expense ratio limit may be recouped by the Manager within the same fiscal year in which such waiver and/or reimbursement is made. Any such recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time the waiver and/or reimbursement was made or (ii) the expense limitation in effect at the time of recoupment. These arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees.